EMPLOYEE BENEFIT PLANS (Details) (USD $)	0 Months Ended	4 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended	4 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended	4 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Aug. 30, 2012 Predecessor	Mar. 29, 2012 Predecessor	Dec. 31, 2012 Pension Benefits	Dec. 31, 2013 Pension Benefits	Aug. 30, 2012 Pension Benefits Predecessor	Mar. 29, 2012 Pension Benefits Predecessor	Dec. 31, 2012 Other Benefits	Dec. 31, 2013 Other Benefits	Aug. 30, 2012 Other Benefits Predecessor	Mar. 29, 2012 Other Benefits Predecessor
EMPLOYEE BENEFIT PLANS
Qualification age of employees for participation in the savings plan (in years)			21 years
Minimum service in first twelve months of employment for eligibility (in hours)			1000 hours
Initial period of employment for eligibility (in months)			12 months
Negative prior service cost recorded due to revision of plan	$ 15,197,000
Amortization period over which prior service cost will be amortized	9 years
Components of net periodic benefit cost:
Service cost						59,000	180,000	76,000	180,000	61,000	195,000	74,000	149,000
Interest cost						1,484,000	4,513,000	1,962,000	4,640,000	306,000	870,000	435,000	1,122,000
Expected return on plan assets						(1,442,000)	(4,707,000)	(1,811,000)	(4,465,000)
Amortization of net (gain) loss								899,000	5,000		(78,000)	88,000
Amortization of prior service credit												(448,000)	(984,000)
Settlement						(15,000)
Net periodic benefit cost						86,000	(14,000)	1,126,000	360,000	367,000	987,000	149,000	287,000
Changes in other comprehensive loss
Net (gain) loss		(7,279,000)	(4,510,000)		18,939,000	(4,118,000)	(12,537,000)			(3,161,000)	(1,271,000)
Net prior service credit			(9,271,000)	(771,000)	(1,035,000)						(15,197,000)	(771,000)
Merger push-down accounting adjustment								(20,741,000)				3,804,000
Amortization of net gain (loss)								(899,000)			78,000	(88,000)
Amortization of prior service credit			78,000	448,000	984,000							448,000
Allocated tax expense			(15,532,000)				8,442,000				6,782,000
Settlement						15,000
Total recognized in other comprehensive income						(4,103,000)	(4,095,000)	(21,640,000)		(3,161,000)	(9,608,000)	3,393,000
Net periodic benefit cost						86,000	(14,000)	1,126,000	360,000	367,000	987,000	149,000	287,000
Total recognized in net periodic benefit cost and other comprehensive income						(4,017,000)	(4,109,000)	(20,514,000)		(2,794,000)	(8,621,000)	3,542,000
Change in benefit obligation:
Benefit obligation at beginning of period						112,822,000	109,718,000	96,672,000		25,816,000	22,765,000	24,538,000
Service cost						59,000	180,000	76,000	180,000	61,000	195,000	74,000	149,000
Interest cost						1,484,000	4,513,000	1,962,000	4,640,000	306,000	870,000	435,000	1,122,000
Plan participant's contributions										196,000	562,000	227,000
Actuarial (gain) loss						(3,465,000)	(10,022,000)	15,161,000		(3,161,000)	(1,271,000)	1,828,000
Plan amendment											(15,197,000)	(771,000)
Benefits paid						(862,000)	(5,408,000)	(1,007,000)		(453,000)	(2,206,000)	(515,000)
Administrative expenses							(98,000)
Settlement						(320,000)		(42,000)
Benefit obligation at end of period						109,718,000	98,883,000	112,822,000	96,672,000	22,765,000	5,718,000	25,816,000	24,538,000
Change in plan assets:
Fair value of plan assets at beginning of period						66,059,000	68,219,000	64,236,000
Actual return on plan assets gain						2,095,000	7,223,000	977,000
Employer contribution						1,247,000	3,722,000	1,895,000		257,000	1,644,000	288,000
Plan participant's contributions										196,000	562,000	227,000
Benefits paid						(862,000)	(5,408,000)	(1,007,000)		(453,000)	(2,206,000)	(515,000)
Administrative expense							(98,000)
Settlement						(320,000)		(42,000)
Fair value of plan assets at end of period						68,219,000	73,658,000	66,059,000	64,236,000
Net liability for benefit cost: Funded status						(41,499,000)	(25,225,000)	(46,763,000)		(22,765,000)	(5,718,000)	(25,816,000)
Amounts recognized in the Balance Sheet:
Accrued expenses and other liabilities	(766,000)	(1,039,000)	(766,000)			(154,000)	(154,000)	(40,000)		(885,000)	(612,000)	(1,016,000)
Other long-term liabilities	(30,177,000)	(63,225,000)	(30,177,000)			(41,345,000)	(25,071,000)	(46,723,000)		(21,880,000)	(5,106,000)	(24,800,000)
Net liability recognized						(41,499,000)	(25,225,000)	(46,763,000)		(22,765,000)	(5,718,000)	(25,816,000)
Aggregate accumulated benefit obligation						(109,718,000)	(98,883,000)	(112,822,000)	(96,672,000)	(22,765,000)	(5,718,000)	(25,816,000)	(24,538,000)
Pension plans with accumulated benefit obligations and projected benefit obligations in excess of plan assets
Aggregated accumulated benefit obligation						(109,718,000)	(98,883,000)
Aggregated projected benefit obligation						(109,718,000)	(98,883,000)
Aggregated fair value of plan assets						68,219,000	73,658,000
Amounts recognized in accumulated other comprehensive income
Net actuarial (gain) loss						(4,118,000)	(12,537,000)			(3,161,000)	(1,271,000)
Prior service credit											(15,197,000)
Amounts in accumulated other comprehensive income expected to be recognized in components of net periodic pension cost
Net actuarial gain							(1,031,000)				(348,000)
Net prior service credit											(1,665,000)
Weighted-average assumptions used to determine benefit obligations
Discount rate (as a percent)						4.17%	4.73%	3.99%		3.90%	4.00%	3.65%
Weighted-average assumptions used to determine net periodic benefit cost
Discount rate (as a percent)						3.99%	4.17%	4.86%	5.86%	3.65%	3.90%	4.42%	5.51%
Weighted average expected long-term return on plan assets (as a percent)						7.27%	7.27%	7.27%	8.00%
Assumed annual rate of covered health care benefits for 2013 (as a percent)			7.50%
Assumed annual rate of covered health care benefits for 2019 (as a percent)			5.00%
Increase in the accumulated postretirement benefit obligation due to one-percentage-point increase in the assumed health care cost trend rate			49,000
Increase in the aggregate of the service and interest cost components of postretirement expense due to one-percentage-point increase in the assumed health care cost trend rate			92,000
Decrease in the accumulated postretirement benefit obligation due to one-percentage-point increase in the assumed health care cost trend rate			118,000
Increase the aggregate of the service and interest cost components of postretirement expense due to one-percentage-point increase in the assumed health care cost trend rate			$ 75,000